Registration No.:    2-44752

811-2297

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[53]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	[53]

STRATTON GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Growth Fund, Inc.

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Name and Address of Agent for Service)

With copies to:

Michelle Lombardo, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:	Shares of Common Stock

[Outside Front Cover]

PROSPECTUS

MAY 1, 2005

Stratton Growth Fund

Stratton Monthly Dividend REIT Shares

Stratton Small-Cap Value Fund

LOGO

STRATTON

Mutual Funds

Stability . Strategy . Success

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

STRATTON MUTUAL FUNDS

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

Stratton Small-Cap Value Fund

PROSPECTUS

May 1, 2005

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(610) 941-0255

FUND SUMMARIES

This Prospectus offers shares of the following funds: Stratton Growth Fund, Inc. (“SGF”); Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”); and Stratton Small-Cap Value Fund (“SSCV”), a separate series of The Stratton Funds, Inc. Shareholders should be aware that by combining the Prospectus of each fund into this one document, there is the possibility that one fund may become liable for any misstatements in the Prospectus about another fund. To the extent that a fund incurs such liability, a shareholder’s investment in such fund could be adversely affected.

Stratton Growth Fund

Investment Objectives	The fund seeks long-term growth of capital. The fund also seeks current income from interest and dividends as a secondary objective.

Principal Investment Strategies

The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies that the advisor believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

The advisor focuses on common stocks of companies with strong cash flow. Companies often share excess cash flow by paying above-average dividends to shareholders. The advisor looks at characteristics such as strong dividend growth rates and healthy dividend coverage when selecting potential buy candidates. The advisor believes that companies which consistently strive to increase their dividends tend to offer the potential of above-average returns. Fundamental analysis is conducted by the advisor on other important characteristics such as the earnings outlook, management strengths, and industry competitive position.

All of the above mentioned characteristics are reviewed when eliminating a stock from the portfolio if, when compared to its peers, a stock has unfavorable future prospects. The advisor continuously reviews economic and social conditions in an effort that the fund’s portfolio has the greatest possible potential for capital growth, consistent with reasonable levels of risk. The fund hopes to achieve steady, stable growth of principal and dividend income.

Principal Investment Risks

The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

•	Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results

Who may want to invest in SGF?

You may want to invest in this fund if you:

•	desire an investment that focuses on growth and income
•	are investing for retirement or other long-term goals
•	can tolerate performance that varies from year to year

Fund Performance

The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

For the ten years ended December 31, 2004:

Best quarter: 21.62%,	December 31, 2003
Worst quarter: (18.53%),	September 30, 2002

Performance Table

Average Annual Total Returns as of December 31, 2004

	1 Year	5 Years	10 Years
Stratton Growth Fund
Return Before Taxes	23.53%	13.18%	14.91%
Return After Taxes on Distributions	22.55%	11.90%	13.11%
Return After Taxes on Distributions and Sale of Fund Shares	16.40%	10.99%	12.40%

S&P 500 Index* (reflects no deduction for expenses or taxes)	10.88%	(2.30%)	12.07%
S&P/BARRA Value Index** (reflects no deduction for expenses or taxes)	15.71%	2.48%	12.24%

*	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

**	The S&P/BARRA Value Index is an unmanaged, capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stratton Monthly Dividend REIT Shares

Investment Objective	The fund seeks a high rate of return from dividend and interest income.

Principal Investment Strategies

The fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in common stocks and other equity securities of real estate investment trusts (“REITs”). REITs were created to enable investors to participate in the benefits of owning income-producing real estate. REITs own many different types of properties, such as apartment complexes, office buildings, hotels, health care facilities, shopping centers and shopping malls.

The fund is managed to provide a high level of monthly income to its shareholders and therefore looks for companies that have strong dividend payouts. The fund seeks higher yielding securities to attempt to maintain its dividend payout. REITs satisfy this income requirement, while also offering the potential for dividend growth and capital appreciation. Investment decisions will be made on the basis of an analysis of fundamentals of individual companies and on relevant economic and social conditions.

Principal Investment Risks

The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

•	Real Estate Market and REIT Risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Investment Category Risk, or the risk that the fund’s concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund

•	Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results

Who may want to invest in SMDS?

You may want to invest in this fund if you:

•	desire an investment that focuses on income
•	are investing for retirement or other long-term goals
•	can tolerate performance that varies from year to year

Fund Performance

The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

For the ten years ended December 31, 2004:

Best quarter: 13.06%,	June 30, 2003
Worst quarter: (7.42%),	June 30, 2004

Performance Table

Average Annual Total Returns as of December 31, 2004*

	1 Year	5 Years	10 Years
Stratton Monthly Dividend REIT Shares
Return Before Taxes	22.17%	20.52%	12.78%
Return After Taxes on Distributions	19.27%	17.71%	9.86%
Return After Taxes on Distributions and Sale of Fund Shares	14.89%	16.20%	9.24%

S&P 500 Index** (reflects no deduction for expenses or taxes)	10.88%	(2.30%)	12.07%
NAREIT Equity Index*** (reflects no deduction for expenses or taxes)	31.58%	21.95%	14.81%

*	Prior to December 1996, SMDS was heavily invested in electric utility stocks and utilized the Dow Jones Utility Average Index as its benchmark. The ten-year average annual returns shown above for the fund reflect the effect on returns of the prior investment emphasis.

**	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

***	The NAREIT Equity Index is an unmanaged index of 161 real estate investment trusts.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stratton Small-Cap Value Fund

Investment Objective	The fund seeks long-term capital appreciation.
Principal Investment Strategies

The fund invests, under normal circumstances, at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in common stock and securities convertible into common stock of small capitalization companies. Small-cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000 Index. These common stocks are of well-established U.S. companies that the advisor believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios.

Generally, small company stocks are considered more volatile than large company stocks because small companies have limited product lines and financial resources. Stocks of these companies may experience more abrupt price movements than larger cap stocks.

The advisor employs a three-step process that focuses on a stock’s fundamental valuation, earnings projections and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the process and takes into consideration both a company’s valuation relative to its peers and its valuation relative to its private market value. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

Securities in the portfolio that the advisor may sell are those stocks with either poor earnings prospects relative to their peers or stocks that have excessive valuations relative to their peers.

Principal Investment Risks

The value of your investment in the fund will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

•	Small-Cap Stock Risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to large companies

•	Manager Risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results

Who may want to invest in SSCV?

You may want to invest in this fund if you:

•	desire an investment that focuses on capital appreciation
•	are investing for retirement or other long-term goals
•	are willing to accept more market risk in return for the potentially higher returns that may come from investing in small-cap companies
•	can tolerate performance that varies from year to year

Fund Performance

The following charts provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund’s future performance.

Annual Returns (%)

For the ten years ended December 31, 2004:

Best quarter: 21.66%,	December 31, 2000
Worst quarter: (23.34%),	September 30, 1998

Performance Table

Average Annual Total Returns as of December 31, 2004

	1 Year	5 Years	10 Years
Stratton Small-Cap Value Fund
Return Before Taxes	26.43%	18.66%	15.82%
Return After Taxes on Distributions	25.82%	18.10%	14.87%
Return After Taxes on Distributions and Sale of Fund Shares	17.90%	16.28%	13.73%

Russell 2000 Index* (reflects no deduction for expenses or taxes)	18.33%	6.61%	11.54%

*	The Russell 2000 Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES	The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

	SGF	SMDS	SSCV
Shareholder Fees: (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%	1.50%	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%	1.50%	1.50%

Annual Fund Operating Expenses: (expenses that are deducted from fund assets)
Management Fees	0.75%	0.63%	1.10%	[1]
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.40%	0.33%	0.37%

Total Fund Operating Expenses	1.15%	0.96%	1.47%

Expense Example2:

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the expenses that you would pay on a $10,000 investment, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, (3) all distributions are reinvested; and (4) each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SGF	$117	$365	$633	$1,398
SMDS	$98	$306	$531	$1,178
SSCV	$150	$465	$803	$1,757

[1]	This fee represents the basic management fee of 0.75% payable by SSCV, plus a performance adjustment earned by the advisor for the fiscal year ended December 31, 2004. The performance adjustment is a rolling 24-month comparison to the Russell 2000 Index. See “Advisor” for a further discussion.

[2]	The Expense Example does not include the funds’ redemption or exchange fees because they apply only to shares redeemed within 120 days of purchase.

In addition to the above fees, the funds’ transfer agent charges $9 for each redemption by wire transfer.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund’s financial performance during the past five years. Certain information reflects financial results for a single fund share. The total returns represent how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Registered Public Accounting Firm, whose report, along with the funds’ financial statements is incorporated by reference into the Statement of Additional Information and is included in the funds’ Annual Report to Shareholders dated December 31, 2004 which may be obtained free of charge by calling (800) 634-5726.

Stratton Growth Fund, Inc.

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$34.69	$25.46	$32.81	$32.61	$29.23

Income From Investment Operations
Net investment income	0.04	0.09	0.15	0.26	0.32
Redemption fees	0.03	—	—	—	—
Net gains (losses) on securities (both realized and unrealized)	7.96	10.55	(7.12)	2.95	5.83

Total from investment operations	8.03	10.64	(6.97)	3.21	6.15

Less Distributions
Dividends (from net investment income)	(0.04)	(0.09)	(0.15)	(0.26)	(0.33)
Distributions (from capital gains)	(1.99)	(1.32)	(0.23)	(2.75)	(2.44)

Total distributions	(2.03)	(1.41)	(0.38)	(3.01)	(2.77)

Net Asset Value, End of Year	$40.69	$34.69	$25.46	$32.81	$32.61

Total Return	23.53%	42.19%	(21.38%)	10.18%	22.05%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$110,251	$56,749	$37,603	$49,204	$47,251
Ratio of expenses to average net assets	1.15%	1.28%	1.28%	1.21%	1.24%
Ratio of net investment income to average net assets	0.12%	0.32%	0.49%	0.80%	1.13%
Portfolio turnover rate	44.44%	38.22%	41.31%	14.27%	49.10%

Stratton Monthly Dividend REIT Shares, Inc.

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$32.86	$26.56	$26.74	$23.43	$21.28

Income From Investment Operations
Net investment income	0.98	1.26	1.09	1.39	1.45
Redemption Fees	0.01	0.01	0.05	—	—
Net gains (losses) on securities (both realized and unrealized)	6.01	6.95	0.60	3.84	2.62

Total from investment operations	7.00	8.22	1.74	5.23	4.07

Less Distributions
Dividends (from net investment income)	(0.98)	(1.26)	(1.09)	(1.39)	(1.45)
Distributions (from capital gains)	(2.02)	—	—	—	—
Distributions (in excess of net investment income)	—	—	—	(0.53)	(0.20)
Return of capital	—	(0.66)	(0.83)	—	(0.27)

Total distributions	(3.00)	(1.92)	(1.92)	(1.92)	(1.92)

Net Asset Value, End of Year	$36.86	$32.86	$26.56	$26.74	$23.43

Total Return	22.17%	32.38%	6.46%	22.98%	20.10%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$211,477	$204,833	$133,838	$89,709	$60,229
Ratio of expenses to average net assets	0.96%	1.00%	1.03%	1.09%	1.20%
Ratio of net investment income to average net assets	2.90%	3.50%	3.92%	5.35%	6.50%
Portfolio turnover rate	44.28%	25.43%	24.33%	71.16%	25.54%

Stratton Small-Cap Value Fund

	Years Ended December 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$32.96	$22.88	$25.30	$23.32	$19.44

Income from Investment Operations
Net investment income (loss)	(0.15)	(0.23)	(0.17)	—	0.24
Net gains (losses) on securities (both realized and unrealized)	8.75	11.55	(2.24)	2.50	4.35

Total from investment operations	8.60	11.32	(2.41)	2.50	4.59

Less Distributions
Dividends (from net investment income)	—	—	—	—	(0.25)
Distributions (from capital gains)	(1.23)	(1.24)	(0.01)	(0.52)	(0.44)
Return of capital	—	—	—	—	(0.02)

Total distributions	(1.23)	(1.24)	(0.01)	(0.52)	(0.71)

Net Asset Value, End of Year	$40.33	$32.96	$22.88	$25.30	$23.32

Total Return	26.43%	49.63%	(9.51%)	10.89%	23.91%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$116,472	$62,184	$44,832	$44,330	$39,600
Ratio of expenses to average net assets	1.47%	1.67%	1.68%	1.74%	0.98%
Ratio of net investment
Income (loss) to average net assets	(0.57%)	(0.88%)	(0.69%)	(0.44%)	1.15%
Portfolio turnover rate	16.54%	25.94%	17.66%	38.16%	53.21%

INVESTMENT POLICIES AND RISK CONSIDERATIONS

The investment objective of SGF is fundamental, which means it cannot be changed without the vote of a majority of the fund’s shares. The investment objectives of SMDS and SSCV are not fundamental, which means they can be changed by each fund’s Board of Directors.

Unless otherwise stated in this Prospectus or the Statement of Additional Information, each fund’s investment policies are not fundamental. However, the funds intend to notify shareholders before making any change in policy or restriction, with at least 60 days notice before changing the 80% concentration policy with respect to SMDS and SSCV.

Each fund’s fundamental investment restrictions are listed in the Statement of Additional Information.

Risk Considerations for SSCV

Investments in small-cap companies have certain risks associated with them. First and foremost is their greater earnings and price volatility in comparison to large companies. Earnings risk is partially due to the undiversified nature of small company business lines. The fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria. One of these criteria stipulates that these companies must have been sound and on-going entities for at least three years. In addition, to be considered a buy candidate, companies must be characterized as being undervalued relative to their industry peers. Historically, undervalued small companies have had a lower risk profile than the overall small capitalization market.

Risk Considerations for each Fund REITs

Each fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended.

REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the funds’ distributions may also be designated as a return of capital. For more information, please see the discussion under “Tax Treatment: Dividends and Distributions.”

Temporary Investments

Although each fund normally seeks to remain fully invested in equity securities and, with respect to SMDS and SSCV, to otherwise meet its 80% concentration policy requirement, each fund may invest temporarily up to 100% of its assets in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. When a fund invests for defensive purposes, the fund may not achieve its investment objective.

Disclosure of Portfolio Holdings

For temporary defensive purposes, SGF may invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. To the extent such investments are made, the fund will not be achieving growth of capital.

A description of the funds’ policies regarding the disclosure of the funds’ portfolio holdings can be found in the Statement of Additional Information. The funds publish on their webpage (www.strattonfunds.com) month-end top ten portfolio holdings, top five industry categories and the total number of portfolio holdings on the fifth business day of the following month. This information will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the SEC.

ADVISOR

Stratton Management Company, a registered investment advisor located at Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050, is the funds’ advisor and manager. Stratton Management provides investment advisory services for a variety of individuals and institutions, and had approximately $1.66 billion in assets under management as of December 31, 2004.

James W. Stratton is the Chief Executive Officer of Stratton Management and has been primarily responsible for the day-to-day investment management of SGF since the fund’s inception in 1972. The final selection of stocks for the SMDS’ portfolio is made by Mr. Stratton, who has served as portfolio manager for twenty-four years, and James A. Beers, President of the fund. Mr. Beers has served as Vice President of Stratton Management from 1997 to the present. Since 2000, the final decision to buy or sell stocks for the SSCV portfolio has been made by Mr. Stratton and Gerald M. Van Horn, CFA, President of the fund. Mr. Van Horn has served as equity research analyst of Stratton Management from 1998 to the present.

Pursuant to Investment Advisory Agreements, Stratton Management provides an investment program in accordance with each respective fund’s investment policies, limitations and restrictions.

Advisory Fee

Each fund pays Stratton Management a management fee which is calculated daily and paid monthly. Each fund’s advisory agreement spells out the management fee and other expenses that the fund must pay. For the fiscal year ended December 31, 2004, SGF, SMDS and SSCV paid Stratton Management a management fee of 0.75%, 0.63% and 1.10% of each fund’s respective average daily net assets.

SSCV’s management fee is based on an annual rate of 0.75% of average daily net assets, plus/minus a performance fee adjustment. The performance fee adjustment is calculated at the end of each month based upon the fund’s performance during the last rolling 24-month period (the “performance period”). The fund’s performance, which is based on changes in its net asset value per share, is then compared with the performance of the Russell 2000 over the performance period. The Russell 2000 is a widely recognized unmanaged common stock index of small to medium size companies. When the fund performs better than the Russell 2000, over the performance period, it pays Stratton Management additional fees. If the fund lags the Russell 2000 over the performance period, Stratton Management is paid less. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The end result is that if Stratton Management manages the fund in such a way as to outperform the benchmark index, over the performance period, it is paid more for its efforts. Most important, however, is the fact that if Stratton Management does not perform as well as the benchmark index, over the performance period, it is paid less, and in this way, penalized for poor performance.

The maximum annualized performance adjustment rate is +/- 0.50% of average net assets over the performance period which would be added to or deducted from the advisory fee if the fund outperformed or underperformed the Russell 2000 by 5.00%.

PRICING FUND SHARES

Fund share pricing is based upon net asset value. The net asset value per share of each fund is determined once each business day as of the close of regular trading hours (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”). Such determination will be made by dividing the value of all securities and other assets (including dividends accrued but not collected) less any liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities are valued as follows:

1.	Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

2.	Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

3.	Securities for which market quotations are not readily available will be valued at their “fair value” in good faith. For these purposes “fair value” means the price that the advisor reasonably expects the funds could receive from an arm’s-length buyer upon the current sale of the securities within 7 days, after considering all appropriate factors and indications of value available to them. The advisor will monitor on a daily basis market changes that may affect such valuation. In the event the fair value of a portfolio security is determined, such action will be promptly reported to the Valuation Committee of the Board of Directors. The reports will include the basis for the pricing determinations made by the advisor. The Valuation Committee is authorized to take such further actions, as it deems appropriate in the interest of the funds and its shareholders in light of the information it receives. The advisor will regularly test the accuracy of the fair value price of a security by comparing the price with values that are available from other sources, including actual trade prices and quotations from pricing services and dealers. The advisor will exercise reasonable diligence to obtain market quotations before concluding that market quotations are not readily available. The advisor may not fair value price securities when market quotations are readily available. The advisor may determine to fair value price securities to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a fund’s NAV. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. One effect of using fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of fund shares. However, it involves the risk that the values used by the funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Determination of the net asset value may be suspended when the right of redemption is suspended as provided under “How to Redeem Fund Shares.”

HOW TO BUY FUND SHARES

You pay no sales charge to invest in any of the funds. Shares of all funds are sold at the net asset value per share (NAV) next determined after receipt of the purchase order by the funds’ transfer agent, PFPC Inc. (“PFPC”).

Customer Identification Program

Federal regulations require the funds to obtain specific information when you open an account. This information includes your name, date of birth, social security number or employer identification number or other government-issued identification number, mailing address and, if different, residency address.

Additional information may be required in certain circumstances. Purchase applications without such information will not be accepted. To the extent permitted by applicable law, the funds reserve the right to place limits on transactions in your account until your identity is verified.

Timing of Requests

All requests received by PFPC before 4:00 p.m. Eastern time will be executed the same day, at that day’s closing share price. Orders received after 4:00 p.m. Eastern time will be executed the following day, at that day’s closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

General Information

Please note that if you sell your shares within 120 days of the day you bought them, you will pay a redemption fee of 1.50% which will be deducted from your proceeds. See “How to Redeem Fund Shares—Redemption Fee”. This fee is retained by the funds to compensate the funds for the extra expense they incur as a result of short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Shares of a fund may be purchased or redeemed through broker/dealers who may charge a transaction fee. This fee would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund. The funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The funds reserve the right to reject any purchase order. The funds do not routinely issue share certificates. Share certificates are issued only upon written shareholder request.

The funds do not accept third party checks for the purchase of shares. The funds reserve the right to delay sending redemption proceeds up to 15 days if you recently purchased shares by check. A $20 fee is charged to your account for any purchase check returned to the custodian.

The funds may authorize certain financial intermediaries to accept, on behalf of the funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the fund’s NAV next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the funds within the time period agreed upon.

Shareholder inquiries should be directed to PFPC Inc., P.O. Box 9801, Providence, RI 02940, or by calling toll-free (800) 472-4266. Certain special shareholder services, such as a request for a historical transcript of your account, may involve an additional fee.

Shareholders of each fund can obtain toll-free access to account information, as well as some transactions, by calling (800) 472-4266. Integrated Voice Response System provides share price and price change for the funds, gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months) and allows exchanges of shares.

How to buy shares

To open an account

By Mail

Complete the application.

If using regular first-class mail, send to:

STRATTON MUTUAL FUNDS

c/o PFPC Inc.

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail, send to:

STRATTON MUTUAL FUNDS

c/o PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

Please make check payable to the name of the fund you wish to invest in.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

By Wire

Call (800) 472-4266 to have an account number assigned to you.

Call your bank with instructions to transmit federal funds to:

•	PNC Bank—Pittsburgh, PA
•	ABA#: 031000053
•	Credit: The fund name
•	Acct#: 8606906145
•	FBO: name(s) on account registration and Acct# assigned to you

Your bank may charge a wire fee.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

Mail a completed application to PFPC Inc. at the address above.

By Automatic Investment

Complete the applicable sections on the application.

Requires a $2,000 initial minimum balance in order to participate.

Subsequent investments will be drawn from your bank account and invested into the fund(s). The minimum monthly investment is $100.

To add to an account

By Mail

Please make check payable to the name of the fund you are investing in and write your account number on the check.

Mail your check and the stub from your last account statement to:

STRATTON MUTUAL FUNDS

ac/o PFPC Inc.

P.O. Box 9801

Providence, RI 02940

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

By Wire

Call your bank with instructions to transmit federal funds to:

•	PNC Bank—Pittsburgh, PA
•	ABA#: 031000053
•	Credit: The fund name
•	Acct#: 8606906145
•	FBO: name(s) on account registration and Acct# assigned to you

Your bank may charge a wire fee.

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

By Automatic Investment

Call (800) 472-4266 to request an application. Complete the applicable sections.

Requires a $2,000 initial minimum balance in order to participate.

Subsequent investments will be drawn from your bank account and invested into the fund(s). The minimum monthly investment is $100.

HOW TO REDEEM FUND SHARES

Timing of Requests

Shares are redeemed at the net asset value next determined at the close of regular trading hours on the NYSE after receipt of a request for redemption in the form described below, and the certificates (if any) evidencing the shares to be redeemed. A redemption fee may apply, see “Redemption Fee” below. The transfer agent charges a $9 fee for wiring redemption proceeds. Payment for shares redeemed is made by mailing a check to your address of record within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the redemption request and certificates (if issued).

Frequent Purchases and Redemptions of Fund Shares

Fund investors may attempt to profit through a practice called market timing or short-term trading in fund shares. This might be achieved by the purchase and redemption of fund shares within a short time period. Frequent short-term trading of shares can harm shareholders in various ways, including reducing the returns of long-term shareholders by increasing costs to the fund, such as brokerage commissions, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced in the funds’ NAV. The funds’ Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by shareholders. See “Redemption Fee” below. The funds receive reports from their service providers through which they monitor activity, which may be construed to be short-term trading. When such activity appears to be taking place the fund issues instructions to its service provider so as to place restrictions on the shareholder’s purchase or exchange activity. From time to time the funds may put in place additional procedures or practices to detect and/or discourage market timing by investors. However, investors should be aware that the funds’ procedures, while designed to discourage disruptive trading practices, may not entirely eliminate the possibility that such activity may take place.

Redemption Fee

If you sell or exchange your shares within 120 days after the purchase date, you will be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The redemption fee may not apply in certain circumstances including the death or disability of a shareholder. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the funds. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds’ market timing policies or redemption fee.

Telephone Redemptions

Neither the funds nor any of their service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement.

Redeeming recently purchased shares

If you wish to redeem shares that were recently purchased by check, the funds may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature guarantees

The funds may require additional documentation, or medallion signature guarantees on any redemptions if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests are made to transfer share registration, on redemptions over $50,000 or when redemption proceeds are to be sent to an address other than the account holder’s. For your protection, the funds require a medallion signature if the account address has been changed within 30 days of the redemption request. A medallion signature guarantee helps protect against fraud. You can obtain one from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call (800) 472-4266 with any questions about obtaining a medallion signature guarantee.

Accounts with low balances

Due to the expense of maintaining accounts with low balances, if your account falls below $500, the fund may ask you to increase your balance. If your balance is still below $500 after 60 days, the fund may close your account and send you the proceeds.

General Information

The funds reserve the right to suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances. The funds also reserve the right to delay sending out redemption proceeds for up to seven days. This generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions.

How to redeem shares

By Mail

Write a letter of instruction that includes:

•	the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell; and
•	all signatures and any additional documents that may be required.

Mail your letter and any applicable stock certificates you hold to:

If using regular first-class mail:

STRATTON MUTUAL FUNDS

c/o PFPC Inc.

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail:

STRATTON MUTUAL FUNDS

c/o PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

A check will be mailed to the name(s) and address in which the account is registered. A redemption fee may apply if you redeem your shares within 120 days after the purchase date.

By Exchange

Call (800) 472-4266 to request an exchange of shares into another Stratton Mutual Fund. An exchange fee may apply if you exchange your shares within 120 days after the purchase date.

By Telephone

Call (800) 472-4266 to request a redemption of your fund shares. Requests made before 4:00 p.m. Eastern time will be executed the same day, at that day’s closing share price. Calls received after 4:00 p.m. Eastern time will be executed the following day, at that day’s closing share price.

The funds may require additional documentation or a medallion signature guarantee on any redemptions in amounts over $50,000.

Telephone redemption requests to send proceeds to a bank may be accepted if the appropriate wiring instructions are on file prior to the request. Requests to send proceeds to an address other than the address of record must be in writing and include the appropriate medallion signature guarantees.

By Automated Clearing House

Redemption proceeds may be transferred to banks that are on-line members of ACH, without a service fee. Written ACH redemption requests should be sent to PFPC at the applicable address under “By Mail.” ACH redemptions are sent the day following receipt of your request and funds are available two days later.

By Systematic Cash Withdrawal Plan

To participate in this plan, you must either own or purchase shares having a minimum value of $10,000. Complete the appropriate part of the application and specify the amount and frequency of withdrawals you would like. There is a $50 monthly minimum.

EXCHANGE PRIVILEGE

You can exchange fund shares for shares of the other Stratton funds. Each fund has a distinct investment objective, which should be reviewed before executing any exchange of shares. You should also read the additional information about a fund, including its expenses, before seeking any such exchange. Shares may be exchanged by written request or telephone. If you exchange your shares within 120 days after the purchase date, a redemption fee of 1.50% will be charged on the amount exchanged.

PLEASE NOTE:    Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to terminate or change the terms of the exchange privilege at any time. The funds will give shareholders at least 60 days notice before terminating or materially amending the exchange privilege. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

RETIREMENT AND EDUCATION PLANS

Shares of the funds are available for purchase through individual retirement accounts (“IRAs”), other retirement plans and education savings accounts. Applications for these accounts and further details about procedures to be followed are available by calling (800) 634-5726.

DELIVERY OF SHAREHOLDER DOCUMENTS

The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for shareholder documents with respect to two or more shareholders sharing the same address by delivering a single document addressed to those shareholders. This process is commonly referred to as “householding.” If, at any time, you no longer wish to participate in “householding” and would prefer to receive individual copies of these documents, please call toll-free (800) 472-4266 or, if your shares are held through a financial institution, please contact them directly. The funds will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

TAX TREATMENT: DIVIDENDS AND DISTRIBUTIONS Tax Treatment

Each fund expects to declare as dividends each year all or substantially all of its net investment income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Fund distributions attributable to short-term capital gains and investment company taxable income are taxable to you as ordinary income. However, if a fund’s distributions exceed its net income and gain—as may be the case particularly for SMDS, because REIT distributions often include a nontaxable return of capital—that excess will generally result in a nontaxable return of capital to you. Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their fund shares for at least 61 days during the 121-day period beginning 60 days before the fund’s ex-dividend date. The amount of a fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a fund’s securities lending activities, portfolio turnover rate or investments in debt securities of “non-qualified” foreign corporations. Dividends received from REITs will generally not be considered qualifying dividends and thus not eligible for the reduced 15% rate.

The tax treatment of fund distributions will be the same for you whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions paid to you.

REITs often do not provide complete tax information to the funds until after the calendar year-end. Consequently, because of the delay, it may be necessary for the funds to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Therefore, Forms 1099-DIV for SMDS will not be available until the end of February.

You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, your gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. A percentage of the dividends paid to shareholders that are corporations may be eligible for the dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations. This percentage may, however, be reduced by a high portfolio turnover rate or a fund’s securities lending activities. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the dividends-received deduction.

You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on certain U.S. government securities, if any.

In order to avoid backup withholding of 28%, you must certify by signature on your application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Dividends and Distributions

The shareholders of each fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. SMDS declares and pays dividends from net investment income on a monthly basis. SGF and SSCV declare and pay dividends, if any, from net investment income semi-annually and annually, respectively. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a fund’s net asset value per share by the amount of the distribution. Distributions may be reinvested in additional shares of such fund.

DIRECTORS

Lynne M. Cannon George W. Graner John J. Lombard, Jr. Douglas J. MacMaster, Jr.	Merritt N. Rhoad, Jr. Richard W. Stevens James W. Stratton Frank Thomas

OFFICERS

James W. Stratton	James A. Beers	Patricia L. Sloan
Chairman Stratton Mutual Funds	President Stratton Monthly Dividend REIT Shares	Secretary & Treasurer Brigid E. Hummel Assistant Secretary & Assistant Treaurer
John A. Affleck, CFA	Gerald M. Van Horn, CFA	Michelle A. Whalen
President Stratton Growth Fund	President Stratton Small-Cap Value Fund	Assistant Secretary & Assistant Treasurer
Joanne E. Kuzma
Vice President and Chief Compliance Officer

INVESTMENT ADVISOR

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

TRANSFER AGENT &

DIVIDEND PAYING AGENT

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

1-800-472-4266

CUSTODIAN BANK

PFPC Trust Company

The Eastwick Center, 8800 Tinicum Boulevard

Philadelphia, PA 19153

The Statement of Additional Information contains additional information about the funds. The Statement of Additional Information is incorporated by reference into this Prospectus in its entirety. Additional information about the fund’s investments is available in the fund’s quarterly, semi-annual and annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year.

To obtain a Statement of Additional Information, annual report or semi-annual report for the funds, without charge, call (800) 634-5726 or visit the funds’ website at http://strattonfunds.com. For shareholder inquiries, please call (800) 472-4266.

Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained from the SEC by calling (202) 942-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may request documents from the SEC, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

SEC file nos.: SGF 811-2297

SMDS 811-2240

The Stratton Funds, Inc. 811-7434

Visit the Stratton Mutual Funds web

site at http://www.strattonfunds.com

STRATTON

Mutual Funds

Stability Strategy Success

STRATTON

MUTUAL FUNDS

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

Stratton Small-Cap Value Fund

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2005

This Statement of Additional Information provides supplementary information pertaining to shares of common stock in three separate mutual funds: Stratton Growth Fund, Inc. (“SGF”); Stratton Monthly Dividend REIT Shares, Inc. (“SMDS”); and Stratton Small-Cap Value Fund (“SSCV”) a separate series of The Stratton Funds, Inc.

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 2005, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The funds’ audited financial statements and financial highlights included in their Annual Report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the funds’ Prospectus and Annual Report are available upon request, without charge, by contacting the funds’ Distributor, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212, or by calling (800) 634-5726.

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(800) 578-8261

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HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Maryland:

Name of Fund	Date of Incorporation
Stratton Growth Fund, Inc. (SGF)	June 21, 1985*
Stratton Monthly Dividend REIT Shares, Inc. (SMDS)	March 4, 1985 **
The Stratton Funds, Inc.	January 5, 1993***
Stratton Small-Cap Value Fund (SSCV)

*	As successor to a Delaware corporation organized on June 5, 1972.

**	As successor to a Delaware corporation organized on November 10, 1971. On December 9, 1997, the fund changed its name from Stratton Monthly Dividend Shares, Inc.

***	SSCV commenced operations on April 12, 1993 as the Stratton Small-Cap Yield Fund. On January 18, 2000, the Stratton Small-Cap Yield Fund changed its name to Stratton Small-Cap Value Fund.

Classification

The funds are classified as open-end management investment companies. The funds are diversified, which means that, with respect to 75% of each fund’s total assets, the funds will not invest more than 5% of their respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

INVESTMENT STRATEGIES AND RISKS

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the funds’ Prospectus. The following investment strategies are not fundamental and a particular fund’s Board may change such strategies without shareholder approval.

Temporary Investments

As stated in the Prospectus, each fund may make temporary investments in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. The following discussion supplements the description of such investments in the Prospectus.

U.S. Government Obligations. Each fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, “U.S. Government obligations”) that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the

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discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor’s Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the fund’s advisor.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each fund may purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually specified date and price (“repurchase agreements”). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the advisor. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each fund’s 15% limit with respect to investments in illiquid securities.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a fund’s custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

Convertible Securities

The funds may from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.

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Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor’s opinion, the investment characteristics of the underlying common shares will assist the fund in achieving its investment objective. Otherwise, a fund may hold or trade the convertible securities.

American Depositary Receipts

The funds may purchase sponsored and unsponsored American Depositary Receipts (“ADRs”), which are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and a foreign issuer issues the underlying securities. ADRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the ADRs. For purposes of the funds’ investment policies, investments in ADRs will be deemed to be investments in the underlying securities. Thus, an ADR representing ownership of common stock will be treated as common stock.

INVESTMENT RESTRICTIONS

The following investment restrictions are deemed fundamental policies and may be changed, with respect to a fund, only by the approval of the holders of a “majority” of such fund’s outstanding shares. The term “majority” of a fund’s outstanding shares means the holders of the lesser of: (1) 67% of such fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such fund’s outstanding shares.

SGF WILL NOT:

1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the U. S. Government or agencies thereof.

2.	Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3.	Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4.	Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

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5.	Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the fund might be deemed to be an underwriter under the Securities Act of 1933.

6.	Pledge, mortgage or hypothecate its assets.

7.	Invest for purposes of exercising management or control.

8.	Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9.	Purchase securities on margin, but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.	Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11.	Purchase or sell real estate or interests in real estate. This will not prevent the fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12.	Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13.	Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or Director of the fund or the advisor owns beneficially more than ½ of 1%, and such officers and Directors holding more than ½ of 1% together own beneficially more than 5% of the issuer’s securities.

14.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

The fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the fund. This restriction may be changed or eliminated at any time by the Board of Directors of the fund without action by the fund’s shareholders.

SMDS WILL NOT:

1.	Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2.	Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3.	Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4.	Act as an underwriter or purchase securities which the fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.	Purchase or sell real estate, commodities, or commodity contracts.

6.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

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7.	Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8.	Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than ½ of 1%, and those owning more than ½ of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

9.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11.	Participate on a joint or a joint-and-several basis in any securities trading account.

12.	Invest in puts, calls or combinations thereof or make short sales.

13.	Purchase the securities of other investment companies.

14.	Purchase securities which do not have readily available market quotations.

The fund will invest at least 25% of its assets in real estate investment trusts (“REITs”), and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed or eliminated by the Board of Directors of SMDS without action by the fund’s shareholders:

1.	The fund will not invest for the purpose of exercising control or management.

2.	The fund will not invest in warrants, except when acquired as a unit with other securities.

SSCV WILL NOT:

1.	Issue any senior securities (as defined in the 1940 Act); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2.	Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an “Underwriter” as that term is defined in the Securities Act of 1933.

3.	Purchase or sell real estate, commodities, or commodity contracts.

4.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

5.	Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6.	Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than ½ of 1%, and those owning more than ½ of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

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7.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

10.	Invest in puts, calls, straddles or combinations thereof or make short sales.

11.	Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission (“SEC”) approved offer of exchange.

12.	Invest for the purpose of exercising control over, or management of, the issuer.

REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a fund’s investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a fund receives securities by reason of a merger or other form of reorganization.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following policies and procedures describe the circumstances under which the funds, its administrator and its advisor (collectively the “service providers”) may disclose each fund’s portfolio securities. The funds and its service providers shall only disclose information concerning securities held in the funds’ portfolio under the following circumstances:

The funds or a service provider may disclose a funds’ portfolio securities holdings to selected third parties when the funds have a legitimate business purpose for doing so. Examples of instances in which selective disclosure of a funds’ portfolio securities may be appropriate include to third party service providers of auditing, custody, proxy voting and other services to the funds, or disclosure to a rating or ranking agency. In the event that the funds or a service provider discloses a funds’ portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

As required by the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), the funds shall disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The funds also file with the SEC 1st and 3rd quarter shareholder reports on Form N-30B. The funds then may mail such reports to shareholders at the end of each calendar quarter subject to a 45 calendar day lag between the date of the information and the date on which the information is disclosed.

Each fund publishes on its webpage (strattonfunds.com) month-end top ten portfolio holdings, top five industry categories and the total number of portfolio holdings on the fifth business day of the following month. This information

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will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the SEC.

Neither the funds, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the funds’ portfolio securities.

Portfolio holdings information that is not filed with the SEC or posted on the funds’ webpage may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the funds’ President and Treasurer, or the advisor’s President. The administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the funds, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including without limitation, individuals, institutional investors, and intermediaries that sell shares of the funds,) only upon approval by the funds’ President and Treasurer, or the advisor’s President, who must first determine that the fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with this policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the funds’ advisor, the funds’ transfer agent, fund accounting and fund administrator – PFPC Inc., the funds’ independent registered public accounting firm, the funds’ custodian, the funds’ legal counsel, the funds’ financial printer, the fund’s proxy-voting service – ADP Financial Information Services. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the funds may release non-public portfolio information of the funds only with the permission of the administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a fund seeking securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

In order to ensure that the disclosure of the funds’ portfolio securities is in the best interests of the funds’ shareholders and to avoid any potential or actual conflicts of interest with the administrator, the advisor, the funds’ principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the funds’ portfolio securities for legitimate business purposes shall be approved by the funds’ Board of Directors in advance of such disclosure. This requirement shall not apply to the disclosure of the funds’ portfolio securities to the funds’ existing service providers of auditing, custody, proxy voting and other services to the funds in connection with the provision of their services to the funds, or as otherwise provided herein.

The Board of Directors shall receive quarterly reports stating whether disclosures were made concerning the funds’ portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

MANAGEMENT OF THE FUNDS

Directors and Officers

The business of each fund is managed under the direction of the Board of Directors of SGF, SMDS and The Stratton Funds, Inc. (collectively, the “Companies”). The Directors establish the policies of the Companies and oversee and review the management of the Companies. The Directors meet regularly to review the activities of the officers, who are responsible for day-to-day operations of the Companies. The Directors also review the various services provided by Stratton Management Co. and the Companies’ administrator and other service providers to ensure that the Companies’ general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. Set forth below are the Directors and officers of the Companies, their positions and term of office with the Companies, ages, principal occupations during the past five years and other directorships held. The term “officer” means president, vice president, secretary, treasurer, controller or any other officer who performs policymaking functions. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies. Unless otherwise indicated, the

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address of each Director and officer for purposes of business relating to the Companies is c/o Stratton Management Co., 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462.

Name, (Age) and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DISINTERESTED DIRECTORS

George W. Graner (60) Director	Since 2004	Mr. Graner is President of Equipment Finance LLC	Three	None

John J. Lombard, Jr. (69) Director	SGF 1984 SMDS 1988 SFI 1993	Mr. Lombard is special counsel to the law firm of McCarter & English, LLP.	Three	None

Douglas J. MacMaster, Jr. (73) Director	Since 1997	Mr. MacMaster is a private investor.	Three	Director of Marteck Biosciences Corp. and Neose Pharmaceuticals Inc.

Merritt N. Rhoad, Jr. (74) Director	SGF 1972 SMDS 1989 SFI 1993	Mr. Rhoad is a private investor.	Three	None

Richard W. Stevens (70) Director	SGF 1972 SMDS 1989 SFI 1993	Mr. Stevens is an attorney in private practice.	Three	None

Frank Thomas (56) Director	Since 2003	Mr. Thomas is an attorney in private practice.	Three	None

INTERESTED DIRECTORS

James W. Stratton[2,3] (67) Chairman, Chief Executive Officer and Director	SGF 1972 SMDS 1980 SFI 1993	Mr. Stratton is Chairman of the Board and Chief Executive Officer of the investment advisor, Stratton Management Company.	Three	Director of Amerigas Propane Ltd. (energy), Meadowood (retirement community), Teleflex, inc (diversified conglomerate), Thomas Jefferson University (educational institute) and UGI Corp., Inc. (utility-natural gas).

Lynne M. Cannon[2] (48) Director	Since 1995	Ms. Cannon is a Vice President and Director of Transfer Agency Services of PFPC Inc. She was formerly Vice President of Client Services of First Data Investor Services Group, Inc.	Three	None

OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (57) President of Stratton Growth Fund, Inc. and Vice President of Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.	SGF 2000 SMDS 2000 SFI 1993	Mr. Affleck is President and Director of the investment advisor, Stratton Management Company.	N/A	N/A

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James A. Beers[2] (40) Chief Financial Officer, President of Stratton Monthly Dividend REIT Shares, Inc. and Vice President of Stratton Growth Fund, Inc. and The Stratton Funds, Inc.	SGF 1997 SMDS 2001 SFI 1997	Mr. Beers is a Vice President of the investment advisor, Stratton Management Company.	N/A	N/A

Gerald M. Van Horn, CFA[4] (30) President of The Stratton Funds, Inc.	Since 2003	Mr. Van Horn is an Equity Research Analyst of the investment advisor, Stratton Management Company.	N/A	N/A

Joanne E. Kuzma (49) Chief Compliance Officer and Vice President of Compliance for the Funds	Chief Compliance Officer Since 2004 Vice President of Compliance Since 1995	Ms. Kuzma is Director of Trading of the investment advisor, Stratton Management Company.	N/A	N/A

Patricia L. Sloan (50) Secretary and Treasurer of the Funds	SGF Sec. 1980 Treas. 1990 SMDS Sec. 1990 Treas. 1984 SFI 1993	Ms. Sloan is an employee of the investment advisor, Stratton Management Company.	N/A	N/A

[1]	Each Director shall serve until the next annual meeting and until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Any Director elected or appointed on or after June 17, 2003 will no longer be qualified to serve as a Director beginning on January 1 of the year following the year in which such Director attains age 72. Each officer is elected annually by the Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.

[2]	Mr. Stratton is an “interested person” of the funds by reason of his positions with the advisor. Ms. Cannon is considered to be an “interested person” of the funds by reason of her affiliation with the funds’ administrator. Mr. Beers is related to Mr. Stratton by marriage.

[3]	Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.

[4]	Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.

Committees

Each Company has a Valuation Committee comprised of each Director. The Valuation Committee has oversight responsibilities for, among other things, determining and monitoring the fair value of portfolio securities. No meetings of the Valuation Committee were held during the fiscal year ended December 31, 2004.

Each Company has an Audit Committee comprised of the Disinterested Directors: Messrs. Graner, Lombard, MacMaster, Rhoad, Stevens and Thomas. The Audit Committee makes recommendations to the Board of Directors with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the financial operations of the Companies. During the fiscal year ended December 31, 2004, there were two meetings of the Audit Committee.

There are no separate compensation or nominating committees of the Boards of Directors.

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Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in each fund as of December 31, 2004:

Name of Director	Dollar Range of Equity Securities in each Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTORS

James W. Stratton		Over $100,000
SGF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

Lynne M. Cannon		Over $100,000
SGF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

DISINTERESTED DIRECTORS

George W. Graner		Over $100,000
SGF	Over $100,000
SMDS	None
SSCV	Over $100,000

John J. Lombard, Jr.		Over $100,000
SGF	Over $100,000
SMDS	$1 - $10,000
SSCV	Over $100,000

Douglas J. MacMaster, Jr.		Over $100,000
SGF	Over $100,000
SMDS	None
SSCV	Over $100,000

Merritt N. Rhoad, Jr.		Over $100,000
SGF	Over $100,000
SMDS	None
SSCV	Over $100,000

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Name of Director	Dollar Range of Equity Securities in each Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Richard W. Stevens		Over $100,000
SGF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

Frank Thomas		None
SGF	None
SMDS	None
SSCV	None

(1)	Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and /or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

As of December 31, 2004, none of the disinterested Directors or their immediate family members (spouse or dependent children) owned beneficially or of record, any securities in the funds’ advisor or principal underwriter, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the advisor or principal underwriter of the Companies.

Compensation of the Directors

The officers and Directors of the Companies who are also officers or employees of the advisor or administrator receive no direct compensation from the funds for services to them. The Directors of the Companies serve in the same capacity for each Company and meet concurrently four times a year. In the aggregate, each disinterested Director currently receives $1,500 for each meeting attended and an annual retainer of $6,000. These fees are divided on a percentage basis among the funds based on their relative net assets as of the meeting date.

Set forth below are the total fees paid to each of the Directors who are not “interested persons” for the fiscal year ended December 31, 2004:

Name of Director	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[1] Paid to Directors
George W. Graner		None	None	$3,000
SGF	$626.91
SMDS	$1,722.89
SSCV	$650.20

John J. Lombard, Jr.		None	None	$12,000
SGF	$2,507.66
SMDS	$6,891.54
SSCV	$2,600.80

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Douglas M. MacMaster, Jr.		None	None	$12,000
SGF	$2,507.66
SMDS	$6,891.54
SSCV	$2,600.80

Merritt N. Rhoad, Jr.		None	None	$12,000
SGF	$2,507.66
SMDS	$6,891.54
SSCV	$2,600.80

Richard W. Stevens		None	None	$12,000
SGF	$2,507.66
SMDS	$6,891.54
SSCV	$2,600.80

Frank Thomas		None	None	$12,000
SGF	$2,507.66
SMDS	$6,891.54
SSCV	$2,600.80
[1]	The “Fund Complex” consists of SGF, SMDS and The Stratton Funds, Inc.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stratton Growth Fund
James Stratton

Stratton Monthly Dividend REIT Shares
James Stratton
James A. Beers

Stratton Small-Cap Value Fund
James Stratton
Gerald M. Van Horn

*	This information is as of December 31, 2004.

Conflicts of Interest

The advisor’s portfolio managers are often responsible for managing one or more of the funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a fund and may also have a performance-based fee. The side-by-side management of the funds, separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trade practices like cross trading between a fund and

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another account raise conflicts of interest issues. The advisor had developed policies and procedures that are intended to mitigate those conflicts.

Portfolio Managers – Compensation

Base Salary and Bonus. The advisor’s compensation packages for its portfolio managers is comprised of a base salary and bonus. The Bonus is based upon the overall profitability of the advisor through its various products. In addition, the portfolio managers are shareholders of the advisor and benefit from the profits of the firm based on their individual ownership position.

In addition to the base salary and bonus compensation, the advisor has a number of benefits and deferred compensation programs for all portfolio managers.

Code of Ethics

The Companies, the advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds.

Proxy Voting Policies and Procedures

The Companies are required to disclose information concerning the funds’ proxy voting policies and procedures to shareholders. The Directors of each Company has delegated to Stratton Management Company responsibility for decisions regarding proxy voting for securities held by each fund. Stratton Management Company will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Directors for review. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the funds at (800) 634-5726 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 11, 2005, ownership in the funds by the Directors and officers as a group was as follows:

Fund	Percentage of outstanding shares
1. SGF	10.91%

2. SMDS	2.01%

3. SSCV	7.72%

As of February 11, 2005, the following shareholders owned of record or beneficially more than 5% of the outstanding shares of the respective fund.

	Name and Address	Shares Owned	Percent Owned
1. SGF	National Financial Services Corp One World Financial Center 200 Liberty Street New York, NY 10281	479,253.586	17.230%

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	Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104	423,236.777	15.216%

2. SMDS	Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104	1,007,954.093	17.843%

	National Financial Services Corp One World Financial Center 200 Liberty Street New York, NY 10281	408,201.528	7.226%

3. SSCV	Charles Schwab & Co., Inc. SPL CSTY A/C FBO Customers Reinvest 101 Montgomery Street San Francisco, CA 94104	549,102.765	16.227%

	National Financial Services Corp One World Financial Center 200 Liberty Street New York, NY 10281	414.998.248	12.264%

	Boston & Co. AC TJPF1079002 Mutual Funds Operation P.O. Box 3198 Pittsburgh, PA 15230	333,648.476	9.860%

	Saxon & Company P.O. Box 7780-1888 Philadelphia, PA 19182	238,188.768	7.039%

	Boston & Co. A/C TJUF2318002 Mutual Funds Operation P.O. Box 3198 Pittsburgh, PA 15230	225,311.134	6.658%

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

Stratton Management Company is the funds’ advisor. Stratton Holding Company owns 100% of Stratton Management Company. By reason of his ownership of all of the holding company’s voting stock, James W. Stratton may be considered a “controlling person” of Stratton Holding Company. Other persons who are affiliated with both the funds and with Stratton Management are listed under the Directors and officers table under “Management of the Funds.” Pursuant to Investment Advisory Agreements, each fund pays management fees at an annualized rate of its average daily net assets as described in the Prospectus. The amount of advisory fees paid by each fund for the last three fiscal years is as follows:

	SGF	SMDS	SSCV
December 31, 2004	$541,065	$1,283,618	$815,215
December 31, 2003	$310,643	$991,558	$586,705
December 31, 2002	$341,739	$742,644	$557,652

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The 1940 Act requires that the Investment Advisory Agreements be approved by both the respective Boards of Directors and also by a majority of the independent Directors voting separately. At the Board of Directors’ meeting on June 16, 2004, the Directors, including a majority of the Directors who are not “interested persons” of the Companies as defined in the 1940 Act (the “independent Directors”), determined that the continuation of the respective Investment Advisory Agreements for the funds was in the best interests of the funds and their shareholders. The Directors also determined that the compensation payable by the funds under the Investment Advisory Agreements was fair and reasonable in light of the services performed and expenses incurred by Stratton Management Company and such other matters as the Directors considered relevant in the exercise of their reasonable business judgment. In making such determinations, the independent Directors met independently from the interested Directors of the Companies and any officers of the advisor.

In evaluating the Investment Advisory Agreements, the independent Directors reviewed materials furnished by the advisor including a summary of the services provided by the advisor for each fund, information relating to the commissions paid for the execution of securities trades for each fund, a detailed soft dollar report, a summary of the accounting and administrative services provided to each fund and information pertaining to the experience of the advisor with updated biographies of each portfolio manager. The Boards of Directors were also provided with detailed performance information for each fund since inception, summary charts providing fees and total expenses of investment companies with similar investment objectives and strategies, fund rankings based on total return and detailed information containing actual advisory fees paid by each fund.

The independent Directors discussed with representatives of the advisor the operations of the funds and the capabilities of the advisor to provide advisory and other services to the funds. They considered the following as relevant to their recommendations: (1) the favorable experience and qualifications of the personnel providing advisory services, (2) the relative performance of the funds since commencement of operations, (3) evaluation of the fee structure and each fund’s expense ratios, and (4) other factors that the independent Directors deemed relevant.

These agreements will continue in effect from year to year, provided their continuance is approved annually in accordance with the requirements of the 1940 Act. These agreements may be terminated on 60 days written notice by any party or by vote of the majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The performance adjustment for SSCV is based on an annual rate of 0.75% of average daily net assets, plus/minus a performance fee adjustment. The performance fee adjustment is calculated at the end of each month based upon the fund’s performance during the last rolling 24-month period (“the performance period”). The fund’s performance, which is based on changes in its net asset value per share, is then compared with the performance of the Russell 2000 over the performance period. The Russell 2000 is a widely recognized unmanaged common stock index of small to medium size companies. When the fund performs better than the Russell 2000 over the performance period, it pays Stratton Management additional fees. If the fund lags the Russell 2000 over the performance period, Stratton Management is paid less. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The end result is that if Stratton Management manages the fund in such a way as to outperform the benchmark index over the performance period, it is paid more for its efforts. Most important, however, is the fact that if Stratton Management does not perform as well as the benchmark index over the performance period, it is paid less, and in this way, penalized for poor performance.

The maximum annualized performance adjustment rate is +/-0.50% of average net assets over the performance period which would be added to or deducted from the advisory fee if the fund outperformed or underperformed the Russell 2000 by 5.00%.

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Performance Fee Schedule For SSCV

+:	1.25%
1.15%
1.05%
0.95%
0.85%
Basic Fee:	0.75%
0.65%
0.55%
0.45%
0.35%
-:	0.25%

Service Providers and Underwriter

PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, PA 19406-1212, provides most of the back office services to the funds. Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as Fund Administration, Fund Accounting and Transfer Agency.

As the funds’ accounting services agent, PFPC is responsible for certain accounting services such as computation of the net asset value of the funds’ shares and maintenance of the funds’ books and financial records.

The amount of accounting services fees paid by each fund for the last three fiscal years is as follows:

	SGF	SMDS	SSCV
December 31, 2004	$46,046	$102,718	$45,817
December 31, 2003	$34,688	$79,223	$38,437
December 31, 2002	$36,562	$59,355	$35,625

As the funds’ Administrative Services Agent, PFPC is responsible for certain administrative services such as: (1) coordinate and monitor the activities of any other third party service provider providing services to the funds (e.g. the funds’ independent auditors, printers, etc.); (2) provide the funds with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the administrative services agreements; (3) maintain such books and records of the funds as may be required by applicable Federal or state law; (4) prepare and, after approval by the funds, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the funds as required by applicable law; (5) prepare and, after approval by the funds, arrange for the filing of such registration statements and other documents with the SEC and any other Federal or state regulatory authorities as may be required by applicable law; (6) review and submit to the officers of the funds for their approval, invoices or other requests for payment of the funds’ expenses and instruct the funds’ custodian to issue checks in payment thereof, and (7) take such other action with respect to the funds as may be deemed by PFPC to appropriately perform its duties under the administrative services agreements.

In consideration for providing administrative and accounting services, the funds have agreed to pay PFPC a fee, based on each portfolio’s average net assets, computed daily and paid monthly.

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The amount of administrative services fees paid by each fund for the last three fiscal years is as follows:

	SGF	SMDS	SSCV
December 31, 2004	$49,169	$107,020	$49,698
December 31, 2003	$35,365	$80,382	$39,144
December 31, 2002	$36,679	$59,708	$35,754

The funds’ Independent Registered Public Accounting Firm is Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. The auditor’s responsibilities are (1) to ensure that all relevant accounting principles are being followed by the funds; and (2) to report to the Boards of Directors concerning the funds’ operations.

PFPC Trust Company, Inc., The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153 serves as the custodian of each fund’s assets pursuant to custodian agreements. Under such agreements, PFPC Trust Company, Inc. (1) maintains a separate account or accounts in the name of the funds; (2) holds and transfers portfolio securities on account of the funds; (3) accepts receipts and makes disbursements of money on behalf of the funds; (4) collects and receives all income and other payments and distributions on account of the funds’ securities; and (5) makes periodic reports to the Boards of Directors concerning the funds’ operations.

PFPC Distributors, Inc. serves as the funds’ principal underwriter pursuant to Underwriting Agreements for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund. The business address for PFPC Distributors, Inc. is 760 Moore Road, King of Prussia, PA 19406-1212. For the services to be provided in facilitating the qualification of each fund’s shares under state securities laws, PFPC Distributors, Inc. receives an annual fee of $5,000 from each fund for providing these services.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The funds seek to obtain the best price and execution in all purchases and sales of securities, except when the authorization to pay higher commissions for research and services, as provided for in the advisory agreements, is exercised. Purchases and sales of over-the-counter securities are ordinarily placed with primary market makers acting as principals. Consistent with its obligation to seek the best price and execution, each fund may place some purchases and sales of portfolio securities with dealers or brokers who provide statistical and research information to the advisor. Statistical and research services furnished by brokers through whom the funds effect securities transactions in accordance with these procedures are ordinarily of general application and may be used by the advisor in servicing other accounts as well as that of the funds. In addition, not all such services may be used in connection with the advisor’s activities on behalf of the funds. Portfolio transactions are assigned to brokers, and commission rates negotiated, based on an assessment of the reliability and quality of a broker’s services, which may include research and statistical information such as reports on specific companies or groups of companies, pricing information, or broad overviews of the stock market and the economy.

Although investment decisions for the funds will be made independently from investment decisions made with respect to other clients advised by the advisor, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases, this system could have a detrimental effect on the price or quantity of a security available to the funds. In other cases, however, the ability of the funds to participate with other clients of the advisor in volume transactions may produce better executions for the funds.

The advisory agreements contain provisions which authorize the advisor to pay on behalf of the funds brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the funds, viewed in terms of the particular transaction or the overall responsibilities of the advisor with respect to the funds. In addition, the advisory agreements recognize that the advisor may, at its expense, acquire statistical and factual

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information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations.

The amount of total brokerage commissions attributable to each fund (all of which were paid to brokers which provided research, statistical data or pricing information to the advisor) for the last three fiscal years are as follows:

	SGF		SMDS	SSCV
December 31, 2004	$146,972	*	$315,185	$95,853	*
December 31, 2003	$52,954		$238,230	$48,364
December 31, 2002	$57,223		$206,705	$38,718

*	The increase in brokerage commission paid by SGF and SSCV for the year ending December 31, 2004 is the result of increased subscriptions into the funds during the period.

PURCHASE AND REDEMPTION INFORMATION

Please call PFPC at (800) 472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your application is first on file. In addition, a fund will not accept redemption requests until checks (including certified checks or cashier’s checks) received for the shares purchased have cleared, which can be as long as 15 days.

The redemption fee will be waived in the event of a redemption following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended. The redemption fee will also be waived for required minimum distributions from any retirement account.

Redemption requests mailed to the advisor must be forwarded to the transfer agent and will not be executed until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption. All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.

If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains distributions, your invested principal will be depleted. Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the plan at any time by written notice to the funds. Dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such shorter time period as may be required by applicable SEC rules, except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In the case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in each fund’s Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under “Pricing Fund Shares” in the Prospectus. Subsequent sale of such securities would require payment of brokerage commissions or spreads by the investor.

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The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund’s shares at the time of redemption.

INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

Each fund intends to qualify as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code, as amended (“the Code”) for each taxable year. As a RIC, each fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders.

To maintain its RIC status, each fund must satisfy certain distribution requirements and certain requirements with respect to the source of its income for a taxable year and the diversification of its investments. Complying with these tests may limit somewhat the fund’s freedom in pursuing its investment objectives. If for any fiscal year a fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to Federal and, potentially, state income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the fund’s current and accumulated earnings and profits.

There are certain tax requirements that all funds must follow in order to avoid federal taxation. In their efforts to adhere these requirements, the funds may have to limit their investment activities in some types of instruments. Qualification as a RIC under the Code requires, among other things, that (i) a fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly held partnership (the “90% gross income test”); and (ii) such fund diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the market value of such fund’s total (gross) assets is comprised of cash, cash items, U.S. Government Securities, securities of other RICs and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government Securities and securities of other RICs), two or more issuers controlled by the fund and engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly held partnerships.

If a fund complies with such provisions, then in any taxable year in which such fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such fund (but not its shareholders) will be relieved of federal income tax on any income of the fund, including long-term capital gains, distributed to shareholders.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax. If a fund were to fail to make sufficient distributions in a year, the fund could be subject to excise tax and/or corporate income tax in respect of the shortfall or, if the shortfall were substantial enough, the fund could be disqualified as a RIC.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this Statement of Additional Information. These laws and regulations may be changed by legislative or administrative action.

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DESCRIPTION OF COMMON STOCK

SGF’s authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SMDS’ authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. The Stratton Funds, Inc. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCV.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights. Shares of each fund are freely transferable. Each share of a particular fund has equal voting, dividend and distribution, and liquidation rights with other shares of such fund. When issued for payment as described in its Prospectus, a fund’s shares will be fully paid and nonassessable. Fractional shares of a fund have proportionately the same rights as provided for full shares of the particular fund.

Each fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. SGF, SMDS and The Stratton Funds, Inc. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as The Stratton Funds, Inc. shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of the fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of The Stratton Funds, Inc. voting without regard to a fund.

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FINANCIAL STATEMENTS

The audited financial statements and notes thereto for SGF, SMDS, and SSCV contained in the funds’ Annual Report to Shareholders dated December 31, 2004 are incorporated by reference into this Statement of Additional Information and have been audited by Tait, Weller & Baker, whose reports also appear in the 2004 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such funds’ 2004 Annual Report.

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APPENDIX A

Stratton Management Company

Proxy Voting Policy and Procedures

Introduction

On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an adviser’s fiduciary obligation to clients who have given the adviser authority to vote their proxies. New Rule 206 (4)-6 requires an adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of the client. The rule requires several important disclosures:

•	information on the adviser’s policies and procedures and the way in which a client may obtain information on how the adviser has voted the client’s proxies;

•	a description of how the adviser addresses material conflicts between its interests and those of its clients;

•	record retention of proxy voting materials.

Policy Statement

Stratton Management Company has designed our policies and procedures regarding proxy voting to ensure that proxy matters are conducted in the best interest of our clients. We ultimately cast a proxy vote after evaluating the relevant facts and circumstances of the issues at the time of the vote on a case-by-case basis. Should there be any material conflicts of interest regarding a proxy vote, we will resolve them in the best interest of our clients. Additionally, we will accept client direction as to how proxy votes are cast if the vote is contrary to the manner utilized by the firm.

Responsibility and Oversight of Proxy Voting Activities at the Firm

Ultimate responsibility and oversight of proxy voting activities at Stratton Management Company rests with the Proxy Voting Committee ( the “Committee” ). This Committee consists of the members of the firm’s Investment Committee. The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meetings. The Proxy Administrators are responsible for reviewing each proxy prior to each appropriate proxy vote and shareholder meeting date. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.

Stratton Management Company’s Proxy Voting Procedures

ProxyEdge Lite Services

Stratton Management Company has engaged ADP Financial Information Services (via their “ProxyEdge Lite” product) to assist the firm in the proxy collection and voting process for those clients who have requested that we vote their proxies. Each proxy received is matched to the securities to be voted by the Proxy Administrators and a reminder is sent to any custodian or trustee that has not forwarded the proxies to Stratton Management Company. The proxy statement is then forwarded to the Compliance Director who then reviews the proxy for any conflicts of interest.

Stratton Management Company will generally vote in favor of a Company Management’s recommendations regarding routine matters that do not have a significant economic impact on the company and/or its shareholders. If there are any proposals which we deem would not be in the shareholders’ interests, or if there are proposals that might negatively affect substantially the rights or privileges of the holders of securities to be voted, those proposals would be presented to the Proxy Committee for determination.

Once the review is complete, the proxy is then voted electronically through ProxyEdge Lite, and the final result becomes

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recorded on the ProxyEdge Lite system. Stratton Management Company retains final authority and responsibility for proxy voting.

Availability of Policies and Procedures and Disclosure of Vote

Stratton Management Company will provide our clients with a copy of its policies and procedures upon request and the Company reserves the right to update and change those policies and procedures from time to time.

A client may obtain information from Stratton Management Company regarding how a particular proxy was voted on the client’s behalf by contacting their assigned portfolio manager or client services liaison. Due to Stratton Management Company’s Privacy Policy, the Committee will not disclose to third parties how a particular client’s proxy vote was cast without receiving written authorization from the client to release such information.

Conflicts of Interest

A conflict of interest occurs when the interests of Stratton Management Company and the interests of its employees, officers and directors, interfere in any way with the interests of Stratton Management Company clients. The Proxy Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of Stratton Management Company, its employees, Officers and Directors, and (ii) the Committee’s proxy voting responsibilities. The Committee will rely on Stratton Management Company’s personal securities trading policies as outlined in Stratton Management Company’s Code of Ethics as a guideline in determining possible conflicts of interest in its proxy voting procedures. Any attempt by any employee, Officer, or Director of Stratton Management Company to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of Stratton Management Company’s Code of Ethics.

Should a material conflict arise between the adviser’s interest and those of the client, SMC will disclose the conflict in writing to the client and obtain written consent on the matter presented before voting. If requested, SMC will forward the proxy material to the client so that the client may cast its own vote.

Stratton Management Company Record Retention

Stratton Management Company maintains proxy voting records in accordance with Section 204-2 of the Investment Advisers Act. They include:

A copy of our policies and procedures;

Proxy statements received and reconciled;

A record of each vote cast;

A copy of any documentation created by the Company that was material to the proxy vote decision;

Any written or oral request for clients for proxy voting records and our response to same.

Stratton Management Company will retain all proxy voting materials and records for a period of five years, the first two of which will be kept in our offices, and the latter three years’ records in our offsite storage facility.

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POST-EFFECTIVE AMENDMENT NO. 53

Stratton Growth Fund, Inc.

TO REGISTRATION STATEMENT NO. 2-44752

on

FORM N-1A

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Articles of Incorporation of Registrant, dated June 21, 1985, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on September 27, 1996.

(b)	By-Laws of Registrant, as amended, dated June 22, 1989, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 43.

(i)	Amendments to By-Laws of Stratton Growth Fund, Inc., effective December 10, 2002, are incorporated by reference to Exhibit 23(b)(i) of Post-Effective Amendment No. 51 filed on April 23, 2003.

(ii)	Amendments to By-Laws of Stratton Growth Fund, Inc., effective June 17, 2003, are incorporated by reference to Exhibit 23(b)(ii) of Post-Effective Amendment No. 52 filed on April 23, 2004.

(c)	Instruments Defining Rights of Security Holders.

(i)	Specimen certificate for shares of common stock of Registrant is incorporated herein by reference to Exhibit No. 99.4 of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on March 12, 1997 (“Post-Effective Amendment No. 44”).

(ii)	Article VI, Sections 6.01 to 6.04 of the By-Laws, Exhibit No. (b) above, define the rights of security holders.

(d)	Investment Advisory Agreement, dated July 1, 1989, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 43.

(e)	Underwriting Agreement, dated December 31, 2000, between Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit 23 (e) of Post-Effective Amendment No. 50.

(i)	Amendment to Underwriting Agreement, dated April 30, 2001, is incorporated by reference to Exhibit 23 (e)(i) of Post-Effective Amendment No. 50.

(f)	None.

(g)	Custodian Services Agreement between Registrant and PFPC Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, (File Nos. 2-44752/811-2297) filed on April 23, 2001 (“Post-Effective Amendment No. 49”).

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(i)	Amendment to Custodian Services Agreement, dated May 1, 2001, is incorporated by reference to Exhibit No. 23 (g)(i) of Post Effective Amendment No. 50.

(h)	(i)	Administration Agreement, dated March 1, 1990, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective Amendment No. 44.

(a)	Amendment to Administration Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(i)(a) of Post-Effective Amendment No. 49.

(b)	Amendment to Accounting and Administration Services Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(i)(b) of Post-Effective Amendment No. 49.

(ii)	Shareholder Services Agreement (formerly known as Administration Agreement), dated September 27, 1985, between Registrant and First Pennsylvania Bank, N.A. is incorporated herein by reference to Exhibit No. 99.9(b) of Post-Effective Amendment No. 44.

(a)	Amendment to Transfer Agent Services Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(ii)(a) of Post-Effective Amendment No. 49.

(b)	Amendment to Transfer Agent Services Agreement, dated June 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(ii)(b) of Post-Effective Amendment No. 49.

(c)	Anti-Money Laundering and Privacy Amendment effective July 24, 2002 between Registrant and PFPC Inc. is incorporated by reference to Exhibit 23 (h)(ii)(c) of Post-Effective Amendment No. 51.

(d)	Customer Identification Program Amendment effective October 1, 2003 is incorporated by reference to Exhibit 23(h)(ii)(d) of Post-Effective Amendment No. 52.

(iii)	Amendment No. 1 to Shareholder Services Agreement (formerly known as Administration Agreement), dated December 11, 1985, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(c) of Post-Effective Amendment No. 44.

(iv)	Amendment No. 2 to Shareholder Services Agreement (formerly known as Administration Agreement), dated June 24, 1987, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(d) of Post-Effective Amendment No. 44.

(v)	Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated February 27, 1990, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(e) of Post-Effective Amendment No. 44.

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(vi)	Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated September 24, 1991, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(f) of Post-Effective Amendment No. 44.

(vii)	Accounting Services Agreement, dated June 1, 1988, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 44.

(a)	Amendment to Accounting Services Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(vii)(a) of Post-Effective Amendment No. 49.

(b)	Amendment to Accounting and Administration Services Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(vii)(b) of Post-Effective Amendment No. 49.

(i)	Opinion and Consent of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit No. 99.10 of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on February 27, 1998 (“Post-Effective Amendment No. 45”).

(j)	Consent of Independent Auditors is filed herewith.

(k)	Financial Statements:

Omitted

(l)	None.

(m)	None.

(n)	Not applicable.

(p)	(1) Code of Ethics of Stratton Mutual Funds as revised September 9, 2003 is incorporated by reference to Exhibit No. 23(p)(1) of Post-Effective Amendment No. 52.

(2) Code of Ethics of Stratton Management Company as revised September 9, 2003 is incorporated by reference to Exhibit No. 23(p)(2) of Post-Effective Amendment No. 52.

Item 24.	Persons Controlled by or under Common Control with Registrant

Registrant is controlled by its Board of Directors.

Item 25.	Indemnification

Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article VII, Section 3 of Registrant’s Articles of Incorporation, incorporated by reference as Exhibit No. (a) hereto, and Article VII, Sections 7.01 and 7.02 of

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Registrant’s By-Laws, as amended, incorporated by reference as Exhibit No. (b) hereto, provide for the indemnification of Registrant’s directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing, Article VI Section 1 (a) of Registrant’s By-Laws provides that no director or officer of Registrant shall be indemnified against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s duties to the corporation.

In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

Indemnification of the Registrant’s Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for by the following documents:

(a)	Section 7 of the Investment Advisory Agreement is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 43;

(b)	Section 8 of the Underwriting Agreement is incorporated herein by reference to Exhibit No. 23 (e) of Post-Effective Amendment No. 50.;

(c)	Section 13 of the Custodian Services Agreement is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 49;

(d)	Section 26 of the Shareholder Services Agreement is incorporated herein by reference to Exhibit No. 99.9(b) through 99.9(f) of Post-Effective Amendment No. 44;

(e)	Section 10 of the Accounting Services Agreement is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 44; and

(f)	Section 8 of the Administration Agreement is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective Amendment No. 17.

Item 26.	Business and Other Connections of Investment Advisor

Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 2004 had approximately $1.66 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.

To the knowledge of the Registrant, none of the Directors or executive officers of Stratton Management are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

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Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (the “Distributor”), the principal underwriter for the Registrant’s securities, currently acts as principal underwriter for the following entities as of January 1, 2005:

AB Funds Trust

AFBA 5 Star Funds

Atlantic Whitehall Funds Trust

ASA Debt Arbitrage Fund

ASA Hedged Equity Fund

ASA Managed Futures Fund

ASA Market Neutral Equity Fund

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Institutional Floating Rate Income Fund

Forward Funds, Inc.

Harris Insight Funds Trust

Hillview Investment Trust II

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

The RBB Fund, Inc.

RS Investment Trust

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Van Wagoner Funds

Weiss, Peck & Greer Funds Trust

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WPG Large Cap Growth Fund

WPG Tudor Fund

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Provident Institutional Funds

BlackRock Funds, Inc.

International Dollar Reserve Fund I, Ltd.

BlackRock Bond Allocation Target Shares

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds Trust

Northern Institutional Funds Trust

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

ABN AMRO Funds

(b)	The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian R. Burns	Chief Executive Officer and President

Timothy Mahoney	Senior Vice President

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Bruno DiStefano	Vice President

Susan K. Moscaritolo	Vice President

Christopher S. Conner	Vice President and Anti-Money Laundering Officer

Craig Stokarski	Treasurer and Financial and Operations Principal

Rita G. Adler	Chief Compliance Officer

Christine A. Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk

Douglas D. Castagna	Controller and Assistant Treasurer

Bradley A. Stearns	Assistant Secretary and Assistant Clerk

Linda A. Toepel	Assistant Secretary and Assistant Clerk

Julie Bartos	Assistant Secretary and Assistant Clerk

(c)	Not Applicable.

Item 28.	Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by Stratton Management Company, the Fund’s Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund’s Custodian, PFPC Trust Company, Inc., 800 Tinicum Blvd., 5th Floor, Philadelphia, Pennsylvania 19153 and PFPC Inc., the Fund’s Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings - None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Plymouth Meeting, and the Commonwealth of Pennsylvania on the 25th day of February, 2005.

STRATTON GROWTH FUND, INC.
Registrant

/s/ John A. Affleck
John A. Affleck, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement of Stratton Growth Fund, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ James W. Stratton James W. Stratton	Chief Executive Officer and Director	February 25, 2005

/s/ Lynne M. Cannon Lynne M. Cannon	Director	February 25, 2005

/s/ George Graner George Graner	Director	February 25, 2005

/s/ John J. Lombard, Jr. John J. Lombard, Jr.	Director	February 25, 2005

/s/ Douglas J. MacMaster, Jr. Douglas J. MacMaster, Jr.	Director	February 25, 2005

/s/ Merritt N. Rhoad, Jr. Merritt N. Rhoad, Jr.	Director	February 25, 2005

/s/ Richard W. Stevens Richard W. Stevens	Director	February 25, 2005

/s/ Frank Thomas Frank Thomas	Director	February 25, 2005

/s/ Patricia L. Sloan Patricia L. Sloan	Treasurer	February 25, 2005

/s/ John A. Affleck John A. Affleck	President	February 25, 2005

/s/ James A. Beers James A. Beers	Chief Financial Officer	February 25, 2005

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SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Growth Fund, Inc.

Exhibit Number	Exhibit

23(j)	Consent of Independent Auditors

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